Fixed assets - Depreciation and amortization - Depreciation period - Intangible assets (Details)	12 Months Ended
Dec. 31, 2023
Bottom of range [member] | Buildings [member]
Disclosure of detailed information about intangible assets [line items]
Property, plant and equipment, useful lives	10 years
Bottom of range [member] | Transmission and other network equipment
Disclosure of detailed information about intangible assets [line items]
Property, plant and equipment, useful lives	5 years
Bottom of range [member] | Copper cables, fiber optics and civil works [member]
Disclosure of detailed information about intangible assets [line items]
Property, plant and equipment, useful lives	10 years
Bottom of range [member] | Computer hardware
Disclosure of detailed information about intangible assets [line items]
Property, plant and equipment, useful lives	3 years
Bottom of range [member] | Customer-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 years
Bottom of range [member] | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 years
Top of range [member] | Buildings [member]
Disclosure of detailed information about intangible assets [line items]
Property, plant and equipment, useful lives	30 years
Top of range [member] | Transmission and other network equipment
Disclosure of detailed information about intangible assets [line items]
Property, plant and equipment, useful lives	10 years
Top of range [member] | Copper cables, fiber optics and civil works [member]
Disclosure of detailed information about intangible assets [line items]
Property, plant and equipment, useful lives	30 years
Top of range [member] | Computer hardware
Disclosure of detailed information about intangible assets [line items]
Property, plant and equipment, useful lives	5 years
Top of range [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	15 years
Top of range [member] | Customer-related intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	21 years
Top of range [member] | Indefeasible Rights of Use of submarine and terrestrial cables
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	20 years
Top of range [member] | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	20 years
Top of range [member] | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	5 years
Top of range [member] | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	5 years